Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	June 30,	December 31,
	2012	2011
	(unaudited)
Gaming revenues receivable	$1,513,947	$1,240,142